UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-04665

Commonwealth International Series Trust
(Exact name of registrant as specified in charter)

791 Town & Country Blvd, Suite 250
                Houston, TX 77024-3925
(Address of principal executive offices) (Zip code)

CT Corporation System
155 Federal Street
                Boston, MA 02110
(Name and address of agent for service)

Copies to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224

Registrant’s telephone number, including area code: (888) 345-1898

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Commonwealth International
Series Trust
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
888-345-1898
www.commonwealthfunds.com

INVESTMENT ADVISOR
FCA Corp
791 Town & Country Blvd, Suite 250
Houston, TX 77024-3925
713-781-2856

DISTRIBUTOR
UMB Distribution Services, LLC
803 West Michigan Street
Milwaukee, WI 53233

TRANSFER AGENT & ADMINISTRATOR
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233

CUSTODIAN BANK	Commonwealth Australia/New Zealand Fund
Fifth Third Bank	Commonwealth Japan Fund
Fifth Third Center	Commonwealth Global Fund
38 Fountain Square Plaza	Commonwealth Real Estate Securities Fund
Cincinnati, OH 45263

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP	SEMI-ANNUAL REPORT
1835 Market Street, 26th Floor
Philadelphia, PA 19103	April 30, 2011

LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of the 1940 Act Law Group
2041 W. 141st Terrance, Suite 119
Leawood, KS 66224

This report is intended for the shareholders of the family of funds of the Commonwealth International Series Trust. It may not be distributed to prospective investors unless it is preceded or accompanied by the Funds’ current Prospectus. An additional Prospectus may be obtained at www.commonwealthfunds.com or from the principal underwriter of the Funds or your broker.

Table of Contents

Performance Overview	2
Portfolio Composition	3
Schedules of Investments	4
Statements of Assets and Liabilities	12
Statements of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	20
Additional Information	28
Approval of the Renewal of Investment Advisory Agreement	29

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

PERFORMANCE OVERVIEW – April 30, 2011 (Unaudited)

		Average Annual Total Return
		as of April 30, 2011				Gross
	Inception					Expense
	Date	1 Year	5 Year	10 Year	Inception	Ratio*
Commonwealth Australia/New Zealand Fund	11/25/91	12.52%	4.72%	12.34%	5.84%	3.25%
Commonwealth Japan Fund	07/10/89	-2.81%	-7.80%	-3.45%	-5.00%	4.32%
Commonwealth Global Fund	12/03/02	19.64%	3.57%	—	9.40%	3.03%
Commonwealth Real Estate Securities Fund	01/05/04	9.73%	-1.52%	—	2.99%	3.29%

The Fund’s total return is presented net of Fund expenses, which means that the Fund’s performance is reduced by applicable Fund fees and expenses. Performance data represents past performance and does not guarantee future results. Investment return and principal value will fluctuate and your investment may result in a gain or loss when you sell your shares. An investor should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. This and other important information about the Funds can be found in the Funds’ Prospectus. To obtain performance information current to the most recent month end, please call 1-888-345-1898.

*
The above expense ratio is from the Funds’ Prospectus dated March 1, 2011. Additional information pertaining to the Funds’ expense ratios as of April 30, 2011 can be found in the financial highlights. Excluding the indirect costs of investing in acquired funds, total fund operating expenses would be 3.24%, 4.31%, 3.03% and 3.22% for the Australia/New Zealand Fund, Japan Fund, Global Fund and the Real Estate Securities Fund, respectively.

Investment Risks

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including high-grade fixed income securities. The net asset values per share of a Fund will fluctuate as the value of these securities in the portfolio changes.

The Funds’ investments in debt and/or fixed income securities also contain risk factors. The value of these securities tends to fluctuate inversely with changes in interest rates. Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each.

International investing involves increased risk and volatility. An investment in a Fund entails the special risks of international investing, including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Because the Commonwealth Australia/ New Zealand Fund and the Commonwealth Japan Fund are non-diversified and invest primarily in industries located principally in Australia, New Zealand and Japan, the Funds are particularly susceptible to any economic, political, or regulatory developments affecting a particular issuer of those countries.

The Commonwealth Real Estate Securities Fund’s investments in REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Investments are subject to the risks related to direct investment in real estate, such as real estate risk, regulatory risks, concentration risk, and diversification risk.

By itself none of the Funds constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather change in the value of their investments. Investors should refer to the Funds’ prospectus for a more complete description of risks associated with investing in and of the Funds.

2

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

PORTFOLIO COMPOSITION – April 30, 2011* (Unaudited)

COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
Industry or	Percent of Total
Security Type	Investments
Commercial Services	22.6%
Mining	7.5%
Transportation	7.0%
REITS	6.7%
Oil & Gas	5.9%
Electric	5.8%
Retail	5.4%
Healthcare – Services	3.4%
Metal Fabricate/Hardware	3.3%
Media	3.3%
Short Term Investments	3.1%
Insurance	3.1%
Telecommunications	3.1%
Diversified Financial Services	2.8%
Bonds – New Zealand	2.2%
Preferred Stocks	2.2%
Bonds – Australia	2.1%
Agriculture	1.9%
Home Furnishings	1.8%
Healthcare – Products	1.5%
Airlines	1.5%
Apparel	1.2%
Chemicals	0.9%
Building Materials	0.7%
Pharmaceuticals	0.5%
Computers	0.5%
100.0%

COMMONWEALTH JAPAN FUND
Industry or	Percent of Total
Security Type	Investments
Transportation	16.3%
Retail	8.6%
Real Estate	6.0%
Healthcare – Products	5.6%
Electric	5.3%
Machinery – Diversified	5.2%
Electronics	5.0%
Computers	5.0%
Auto Parts & Equipment	4.9%
Gas	4.1%
Insurance	3.8%
Distribution/Wholesale	3.6%
Toys/Games/Hobbies	3.6%
Hand/Machine Tools	3.0%
Banks	2.9%
Pharmaceuticals	2.7%
Cosmetics/Personal Care	2.7%
Entertainment	2.6%
Engineering & Construction	2.0%
Internet	1.9%
Beverages	1.7%
Chemicals	1.6%
Electrical Components & Equipment	1.2%
Metal Fabricate/Hardware	0.7%
100.0%

COMMONWEALTH GLOBAL FUND
Country or	Percent of Total
Security Type	Investments
United States	39.9%
United Kingdom	11.0%
France	7.8%
Spain	5.5%
Switzerland	5.0%
Germany	4.4%
Israel	4.1%
Bermuda	3.1%
Korea (Republic of-South)	2.9%
Canada	2.7%
Mexico	2.2%
South Africa	2.1%
Guernsey	1.9%
Japan	1.9%
Netherlands	1.9%
Portugal	1.6%
Brazil	1.0%
Short Term Investments	1.0%
100.0%

COMMONWEALTH REAL ESTATE SECURITIES FUND
Industry or	Percent of Total
Security Type	Investments
REITS – Office Property	13.5%
REITS – Apartments	9.4%
Lodging	8.5%
REITS – Hotels	8.4%
Home Builders	8.3%
Building Materials	6.8%
Real Estate	6.6%
Short Term Investments	6.6%
REITS – Diversified	5.8%
REITS – Warehouse/Industries	4.1%
REITS – Storage	3.8%
REITS – Shopping Centers	3.3%
Exchange Traded Funds	3.2%
Bonds	3.0%
Telecommunications	2.9%
Retail	2.2%
REITS – Health Care	1.6%
REITS – Single Tenant	1.2%
Call Options	0.8%
100.0%

*	Portfolio composition is subject to change.

3

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

SCHEDULE OF INVESTMENTS – April 30, 2011 (Unaudited)
Commonwealth Australia/New Zealand Fund

	Shares	Value
AUSTRALIA (26.7%)
COMMON STOCKS (24.7%)
APPAREL (1.1%)
Billabong International, Ltd.	36,314	$268,674
BUILDING MATERIALS (0.7%)
James Hardie Industries NV – ADR (1)	5,200	165,308
CHEMICALS (0.9%)
Nufarm, Ltd. (1)	39,562	209,447
COMPUTERS (0.4%)
Computershare, Ltd.	10,000	106,102
ELECTRIC (2.0%)
AGL Energy, Ltd.	30,666	488,731
HEALTHCARE – PRODUCTS (1.5%)
Cochlear, Ltd.	4,000	353,030
HEALTHCARE – SERVICES (1.5%)
Sonic Healthcare Ltd.	25,628	351,696
INSURANCE (3.0%)
QBE Insurance Group, Ltd.	34,630	710,189
MINING (7.2%)
Orica Ltd.	12,426	362,022
OZ Minerals Ltd.	308,661	487,183
PanAust, Ltd. (1)	1,050,000	886,192
		1,735,397
OIL & GAS (2.7%)
Eastern Star Gas, Ltd. (1)	400,000	333,213
Woodside Petroleum, Ltd.	6,326	324,506
		657,719
RETAIL (1.6%)
Wesfarmers, Ltd.	10,519	383,943
TRANSPORTATION (2.1%)
Asciano Group	280,000	506,396
TOTAL COMMON STOCKS (Cost $3,856,907)		5,936,632
	Principal
CORPORATE BONDS (2.0%)
CBA Capital Australia, Ltd., 3.59%,
4/15/15 (2) (3) (4)	$300,000	225,781
Hanson Australia Funding, Ltd.,
5.25%, 3/15/13 (3)	250,000	260,000
TOTAL CORPORATE BONDS (Cost $452,906)		485,781
TOTAL AUSTRALIA (Cost $4,309,813)		6,422,413

	Shares
NEW ZEALAND (66.1%)
COMMON STOCKS (61.8%)
AGRICULTURE (1.8%)
PGG Wrightson, Ltd. (1)	1,088,676	431,696
AIRLINES (1.4%)
Air New Zealand Ltd.	376,468	338,170
COAL (0.0%)
Pike River Coal, Ltd. (1) (7)	1,145,295	—
COMMERCIAL SERVICES (21.6%)
Cavotec MSL Holdings, Ltd.	140,000	339,885
Guinness Peat Group PLC (1)	566,750	371,501
Mowbray Collectables, Ltd. (5)	821,593	492,008
Northland Port Corp. (NZ), Ltd.	81,425	108,724
Port of Tauranga, Ltd.	175,000	1,226,420
South Port New Zealand, Ltd.	1,027,930	2,657,773
		5,196,311
DIVERSIFIED FINANCIAL SERVICES (2.7%)
Building Society Holdings Ltd. (1)	1,118,765	642,807
ELECTRIC (3.5%)
Infratil, Ltd.	543,245	835,281
HEALTHCARE – SERVICES (1.8%)
Ryman Healthcare, Ltd.	205,000	421,377
HOME FURNISHINGS (1.8%)
Scott Technology, Ltd.	351,339	420,796
MEDIA (3.1%)
Sky Network Television, Ltd.	159,745	753,667
METAL FABRICATE/HARDWARE (3.2%)
Methven, Ltd.	606,250	765,349
OIL & GAS (2.9%)
New Zealand Oil & Gas, Ltd.	893,571	701,430
PHARMACEUTICALS (0.5%)
Pharmacybrands, Ltd. (1)	281,673	118,531
REITS (6.4%)
Argosy Property Trust	1,107,736	717,150
Goodman Property Trust	329,278	242,486
Vital Healthcare Property Trust	635,939	576,391
		1,536,027

See accompanying notes to financial statements.
4

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

SCHEDULE OF INVESTMENTS – April 30, 2011 (Unaudited)
Commonwealth Australia/New Zealand Fund

	Shares	Value
NEW ZEALAND (66.1%) - Continued
COMMON STOCKS (61.8%) - Continued
RETAIL (3.6%)
Briscoe Group, Ltd.	405,000	$468,678
Colonial Motor Co., Ltd.	199,565	397,286
		865,964
TELECOMMUNICATIONS (2.9%)
TeamTalk, Ltd.	423,836	706,559
TRANSPORTATION (4.6%)
Freightways, Ltd.	113,540	316,075
Mainfreight, Ltd.	105,000	788,535
		1,104,610
TOTAL COMMON STOCKS (Cost $11,630,635)		14,838,575
PREFERRED STOCKS (2.1%)
INVESTMENT COMPANIES (2.1%)
ASB Capital, Ltd., 4.68%	954,218	509,653
TOTAL PREFERRED STOCKS (Cost $686,799)		509,653

	Principal
CORPORATE BONDS (2.2%)
Credit Agricole SA, 10.04%,
12/29/49 (2) (3) (4)	$200,000	145,665
Sky Network Television, Ltd., 4.06%,
10/16/16 (2) (3) (4)	500,000	365,175
TOTAL CORPORATE BONDS (Cost $448,671)		510,840
TOTAL NEW ZEALAND (Cost $12,766,105)		15,859,068
SHORT-TERM INVESTMENTS (3.0%)
Fifth Third Bank Institutional Govt.
Money Market Fund, 0.01% (6)	724,966	724,966
TOTAL SHORT-TERM INVESTMENTS (Cost $724,966)		724,966
TOTAL INVESTMENTS (95.8%) (Cost $17,800,884)		23,006,447
OTHER ASSETS IN EXCESS OF LIABILITIES (4.2%)		1,007,583
NET ASSETS (100.0%)		$24,014,030

(1)	Non-income producing.

(2)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at April 30, 2011.

(3)	Callable.

(4)	Principal amount shown is in New Zealand Dollars; value shown in U.S. Dollars.

(5)	Affiliated Investment. See Note 2 of the Financial Statements.

(6)	Rate disclosed is the seven day yield as of April 30, 2011.

(7)	Please refer to footnote *** on page 21 of the Notes to Financial Statements for additional information.

ADR	American Depository Receipt

PLC	Public Limited Company

See accompanying notes to financial statements.
5

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

SCHEDULE OF INVESTMENTS – April 30, 2011 (Unaudited)
Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (100.4%)
AUTO PARTS & EQUIPMENT (4.9%)
NGK Spark Plug Co., Ltd.	6,000	$83,215
Sumitomo Rubber Industries, Ltd.	10,000	111,570
		194,785
BANKS (2.9%)
Sumitomo Mitsui Financial Group, Inc.	3,800	116,883
BEVERAGES (1.8%)
Kirin Holdings Co., Ltd.	5,000	69,531
CHEMICALS (1.6%)
JSR Corp.	3,000	62,319
COMPUTERS (5.0%)
Fujitsu, Ltd.	10,000	56,833
INES Corp.	5,000	32,546
Melco Holdings, Inc.	2,500	79,548
Otsuka Corp.	500	31,252
		200,179
COSMETICS/PERSONAL CARE (2.7%)
Unicharm Corp.	2,700	106,848
DISTRIBUTION/WHOLESALE (3.6%)
Marubeni Corp.	20,000	144,486
ELECTRIC (5.3%)
Hokkaido Electric Power Co., Inc.	6,000	108,661
Tohoku Electric Power Co., Inc.	7,000	102,780
		211,441
ELECTRICAL COMPONENTS & EQUIPMENT (1.2%)
Nippon Signal Co., Ltd.	6,000	46,600
ELECTRONICS (5.0%)
Hamamatsu Photonics K.K.	1,500	58,713
Hoya Corp.	4,000	85,459
Star Micronics Co., Ltd.	5,000	56,155
		200,327
ENGINEERING & CONSTRUCTION (2.0%)
Kajima Corp.	18,000	51,260
Taihei Dengyo Kaisha, Ltd.	3,000	26,999
		78,259
ENTERTAINMENT (2.6%)
Sankyo Co., Ltd.	2,000	103,310
GAS (4.1%)
Toho Gas Co., Ltd.	35,000	163,102
HAND/MACHINE TOOLS (3.0%)
Meidensha Corp.	28,000	119,090
HEALTHCARE – PRODUCTS (5.6%)
Asahi Intecc Co., Ltd.	4,000	83,832
Terumo Corp.	2,500	138,692
		222,524
INSURANCE (3.9%)
T & D Holdings, Inc.	2,000	49,091
Tokio Marine Holdings, Inc. – ADR	3,750	104,100
		153,191
INTERNET (1.9%)
DeNA Co., Ltd.	2,000	74,585
MACHINERY – DIVERSIFIED (5.2%)
Fanuc, Ltd.	1,000	165,814
Torishima Pump Manufacturing Co., Ltd.	2,500	39,666
		205,480
METAL FABRICATE/HARDWARE (0.7%)
Okano Valve Manufacturing Co.	5,000	26,259
PHARMACEUTICALS (2.7%)
Chugai Pharmaceutical Co., Ltd.	6,500	106,978
REAL ESTATE (6.0%)
Sumitomo Realty & Development Co., Ltd.	9,000	184,294
Tokyo Tatemono Co., Ltd.	15,000	53,812
		238,106
RETAIL (8.7%)
ABC-Mart, Inc.	2,000	74,709
Nitori Co., Ltd.	600	51,704
Sundrug Co., Ltd.	4,000	112,926
Yamada Denki Co., Ltd.	1,500	103,927
		343,266
TOYS/GAMES/HOBBIES (3.6%)
Nintendo Co., Ltd.	600	141,799
TRANSPORTATION (16.4%)
East Japan Railway Co.	1,500	82,753
Hankyu Hanshin Holdings, Inc.	22,000	97,097
Keihin Electric Express Railway Co., Ltd.	13,000	90,069
Keio Corp.	18,000	100,746
Kintetsu World Express, Inc.	2,000	67,238
Tobu Railway Co., Ltd.	18,000	69,901

See accompanying notes to financial statements.
6

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

SCHEDULE OF INVESTMENTS – April 30, 2011 (Unaudited)
Commonwealth Japan Fund

	Shares	Value
COMMON STOCKS (100.4%) - Continued
TRANSPORTATION (16.4%) - Continued
Yamato Holdings Co., Ltd.	9,000	$142,908
		650,712
TOTAL COMMON STOCKS (Cost $3,165,630)		3,980,060
TOTAL INVESTMENTS (100.4%) (Cost $3,165,630)		3,980,060
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)		(15,115)
NET ASSETS (100.0%)		$3,964,945

ADR	American Depository Receipt

See accompanying notes to financial statements.
7

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

SCHEDULE OF INVESTMENTS – April 30, 2011 (Unaudited)
Commonwealth Global Fund

	Shares	Value
COMMON STOCKS (92.9%)
BERMUDA (3.1%)
Bunge, Ltd.	6,500	$490,360
BRAZIL (1.0%)
Vale SA ADR	5,000	167,000
CANADA (2.7%)
InterOil Corp. (1)	3,000	190,800
Vitran Corp., Inc. (1)	16,000	249,440
		440,240
FRANCE (7.8%)
Arkema SA ADR	4,130	430,552
BNP Paribas ADR	6,000	238,200
France Telecom SA ADR	11,000	257,840
Total SA ADR	5,200	333,996
		1,260,588
GERMANY (4.4%)
E.ON AG ADR	8,000	273,600
Siemens AG ADR	3,000	437,820
		711,420
GUERNSEY (1.9%)
Amdocs, Ltd. (1)	10,000	307,500
ISRAEL (4.1%)
NICE Systems, Ltd. ADR (1)	10,000	381,300
Teva Pharmaceutical Industries, Ltd. ADR	6,000	274,380
		655,680
JAPAN (1.9%)
Nidec Corp. ADR	14,000	305,480
KOREA (REPUBLIC OF-SOUTH) (2.9%)
KB Financial Group, Inc. ADR	5,000	266,450
KT Corp. ADR	9,500	192,850
		459,300
MEXICO (2.2%)
Grupo Televisa SA ADR (1)	15,000	355,800
NETHERLANDS (1.8%)
Unilever NV	9,000	297,000
PORTUGAL (1.6%)
Portugal Telecom SGPS SA ADR	20,300	249,487
SOUTH AFRICA (2.1%)
Sasol Ltd. ADR	3,000	173,460
Shoprite Holdings, Ltd. ADR	5,000	158,750
		332,210
SPAIN (5.5%)
Banco Bilbao Vizcaya Argentaria SA ADR	17,497	224,137
Banco Santander SA ADR	17,450	216,380
Repsol YPF SA ADR	8,000	285,760
Telefonica SA ADR	6,000	161,760
		888,037
SWITZERLAND (5.0%)
Nestle SA ADR	7,750	482,050
Roche Holding AG ADR	8,000	324,240
		806,290
UNITED KINGDOM (10.9%)
Anglo American PLC ADR	11,830	308,408
BG Group PLC ADR	2,000	254,100
Centrica PLC ADR	3,000	65,220
Diageo PLC ADR	2,000	162,740
Old Mutual PLC ADR	15,000	275,700
Prudential PLC ADR	18,000	465,120
Vodafone Group PLC ADR	7,875	229,320
		1,760,608
UNITED STATES (34.0%)
AGCO Corp. (1)	10,000	575,800
American National Insurance Co.	4,498	355,792
BJ’s Wholesale Club, Inc. (1)	5,075	260,449
Chemed Corp.	4,200	292,446
Conmed Corp. (1)	10,720	301,018
DENTSPLY International, Inc.	8,700	326,598
DST Systems, Inc.	7,000	345,170
Electronic Arts, Inc. (1)	10,000	201,800
KVH Industries, Inc. (1)	30,000	393,000
LifePoint Hospitals, Inc. (1)	8,500	353,685
Lufkin Industries, Inc.	5,000	461,650
Norfolk Southern Corp.	6,000	448,080
Northwest Natural Gas Co.	5,000	231,200
Pentair, Inc.	12,760	512,441
Varian Semiconductor Equipment Associates, Inc. (1)	10,000	419,300
		5,478,429
TOTAL COMMON STOCKS (Cost $10,708,750)		14,965,429

See accompanying notes to financial statements.
8

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

SCHEDULE OF INVESTMENTS – April 30, 2011 (Unaudited)
Commonwealth Global Fund

	Shares	Value
PREFERRED STOCKS (4.6%)
UNITED STATES (4.6%)
Chesapeake Energy Corp., 1.13% (2)	1,000	$96,940
HSBC USA, Inc., Series F, 3.50%,
Callable 5/31/11 (3) (4)	18,000	399,420
HSBC USA, Inc., Series G, 4.00%,
Callable 5/31/11 (3) (4)	10,000	244,700
TOTAL PREFERRED STOCKS (Cost $561,255)		741,060

	Principal
CORPORATE BONDS (1.3%)
UNITED STATES (1.3%)
Toyota Motor Credit Corp., 4.75%, 2/4/25 (3) (4)	$200,000	199,095
TOTAL CORPORATE BONDS (Cost $198,092)		199,095

	Shares
SHORT-TERM INVESTMENTS (1.0%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (5)	165,836	165,836
TOTAL SHORT-TERM INVESTMENTS (Cost $165,836)		165,836
TOTAL INVESTMENTS (99.8%) (Cost $11,633,933)		16,071,420
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		34,188
NET ASSETS (100.0%)		$16,105,608

(1)	Non-income producing.

(2)	Convertible security.

(3)	Callable.

(4)	Variable, Floating, or Step Rate Security. The rate reflected in the Schedule of Investments is the rate in effect at April 30, 2011.

(5)	Rate disclosed is the seven day yield as of April 30, 2011.

ADR	American Depository Receipt

PLC	Public Limited Company

See accompanying notes to financial statements.
9

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

SCHEDULE OF INVESTMENTS – April 30, 2011 (Unaudited)
Commonwealth Real Estate Securities Fund

	Shares	Value
COMMON STOCKS (86.3%)
BUILDING MATERIALS (6.8%)
Cemex SAB de CV ADR (1)	13,498	$117,163
James Hardie Industries NV – ADR (1)	9,000	286,110
Lafarge SA ADR	5,000	88,400
Pretoria Portland Cement Co., Ltd. ADR	12,500	94,375
		586,048
HOME BUILDERS (8.3%)
China Housing & Land Development, Inc. (1)	40,000	88,400
Desarrolladora Homex SAB de CV ADR (1)	7,000	197,610
KB Home	10,000	118,100
MDC Holdings, Inc.	5,000	145,950
Toll Brothers, Inc. (1)	7,500	157,575
		707,635
LODGING (8.5%)
Gaylord Entertainment Co. (1)	5,000	179,350
Home Inns & Hotels Management, Inc. ADR (1)	8,500	367,455
Marriott International, Inc., Class A	5,035	177,735
		724,540
REAL ESTATE (6.6%)
Alto Palermo SA ADR	17,000	238,340
Gafisa SA ADR (1)	12,000	148,320
WP Carey & Co., LLC	5,000	179,350
		566,010
REITS – APARTMENTS (9.4%)
AvalonBay Communities, Inc.	1,547	195,866
Campus Crest Communities, Inc.	11,000	130,020
Equity Residential	6,000	358,320
Essex Property Trust, Inc.	900	121,932
		806,138
REITS – DIVERSIFIED (5.8%)
Vornado Realty Trust	3,107	300,385
Washington Real Estate Investment Trust	6,000	194,400
		494,785
REITS – HEALTH CARE (1.6%)
Health Care REIT, Inc.	2,500	134,425

REITS – HOTELS (8.4%)
Host Hotels & Resorts, Inc.	15,317	272,489
LaSalle Hotel Properties	12,000	337,680
Pebblebrook Hotel Trust	5,000	107,250
		717,419
REITS – OFFICE PROPERTY (13.5%)
Alexandria Real Estate Equities, Inc.	2,500	205,375
BioMed Realty Trust, Inc.	9,000	178,560
Boston Properties, Inc.	2,500	261,325
Corporate Office Properties Trust SBI MD	4,000	140,840
Douglas Emmett, Inc.	6,000	124,860
SL Green Realty Corp.	3,000	247,590
		1,158,550
REITS – SHOPPING CENTERS (3.3%)
Acadia Realty Trust	4,985	103,937
Saul Centers, Inc.	4,100	179,539
		283,476
REITS – SINGLE TENANT (1.2%)
National Retail Properties, Inc.	4,000	105,360
REITS – STORAGE (3.8%)
Extra Space Storage, Inc.	15,000	324,750
REITS – WAREHOUSE/INDUSTRIES (4.1%)
AMB Property Corp.	3,500	127,400
EastGroup Properties, Inc.	3,000	138,180
ProLogis	5,500	89,595
		355,175
		4,380,078
RETAIL (2.1%)
Kingfisher PLC ADR	20,000	184,200
TELECOMMUNICATIONS (2.9%)
American Tower Corp., Class A (1)	2,500	130,775
SBA Communications Corp., Class A (1)	3,000	115,890
		246,665
TOTAL COMMON STOCKS (Cost $6,519,312)		7,395,176

See accompanying notes to financial statements.
10

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

SCHEDULE OF INVESTMENTS – April 30, 2011 (Unaudited)
Commonwealth Real Estate Securities Fund

	Shares	Value
EXCHANGE TRADED FUNDS (3.2%)
Claymore/AlphaShares China Real Estate ETF	8,500	$168,980
SPDR Dow Jones International Real Estate ETF	2,500	103,675
TOTAL EXCHANGE TRADED FUNDS (Cost $246,853)		272,655

	Principal
CORPORATE BONDS (3.0%)
BUILDING MATERIALS (3.0%)
Hanson Australia Funding, Ltd.,
5.25%, 3/15/13 (2)	$250,000	260,000
TOTAL CORPORATE BONDS (Cost $250,463)		260,000

	Contracts
CALL OPTION (0.8%)
Home Depot, Strike Price: $22.50,
Expiration 1/21/2012 (1)	50	71,750
TOTAL CALL OPTIONS (Cost $43,156)		71,750

	Shares
SHORT-TERM INVESTMENTS (6.6%)
Fifth Third Bank Institutional Govt. Money Market Fund, 0.01% (3)	562,755	562,755
TOTAL SHORT-TERM INVESTMENTS (Cost $562,755)		562,755
TOTAL INVESTMENTS (99.9%) (Cost $7,622,539)		8,562,336
OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		8,066
NET ASSETS (100.0%)		$8,570,402

(1)	Non-income producing.

(2)	Callable.

(3)	Rate disclosed is the seven day yield as of April 30, 2011.

ADR	American Depository Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trusts

SPDR	Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.
11

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

STATEMENTS OF ASSETS AND LIABILITIES – April 30, 2011 (Unaudited)

	Commonwealth			Commonwealth
	Australia/New	Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Japan Fund	Global Fund	Securities Fund
ASSETS:
Investments, at value (Cost $17,042,566, $3,165,630, $11,633,933 and $7,622,539)	$22,514,439	$3,980,060	$16,071,420	$ 8,562,336
Investments in affiliated companies, at value (Cost $758,318, $0, $0 and $0)	492,008	—	—	—
Total Investments, at value (Cost $17,800,884, $3,165,630, $11,633,933 and $7,622,539)	23,006,447	3,980,060	16,071,420	8,562,336
Foreign currency, at value (Cost $787,186, $7,586, $0 and $0)	813,860	7,674	—	—
Interest and dividends receivable	10,824	33,651	65,459	3,215
Receivable for shares of beneficial interest issued	155,331	60	15,600	—
Receivable for investments sold	118,828	—	—	59,959
Prepaid expenses	18,801	12,117	18,094	17,151
Total Assets	24,124,091	4,033,562	16,170,573	8,642,661

LIABILITIES:
Line of credit borrowing	—	29,716	—	—
Payable for investments purchased	—	—	—	35,657
Payable for shares of beneficial interest redeemed	14,992	15,446	—	—
Accrued expenses and other payables:
Investment advisory	13,924	2,569	9,700	5,135
Administration	10,271	1,988	7,337	3,973
Distribution	9,037	1,930	7,427	3,453
Accounting and transfer agent	12,401	7,477	6,996	5,407
Trustee	8,559	1,483	5,877	3,260
Compliance	5,867	1,175	4,246	2,326
Custodian	2,714	365	392	338
Other	32,296	6,468	22,990	12,710
Total Liabilities	110,061	68,617	64,965	72,259
NET ASSETS	$24,014,030	$3,964,945	$16,105,608	$8,570,402

NET ASSET VALUE, OFFERING PRICE &
REDEMPTION PRICE PER SHARE:(a)
(2,146,450, 1,428,857, 896,392 and 775,512, shares of
beneficial interest outstanding, respectively, par value
$0.01, unlimited shares authorized)	$ 11.19	$ 2.77	$ 17.97	$ 11.05

NET ASSETS CONSIST OF:
Paid-in-beneficial interest	$20,452,920	$4,108,941	$9,990,145	$8,528,270
Accumulated net investment loss	(238,405)	(51,063)	(87,034)	(62,390)
Accumulated net realized gains (losses) from investments, written options and foreign currency transactions	(1,432,852)	(907,712)	1,765,010	(835,275)
Net unrealized appreciation on investments, written options and foreign currency translations	5,232,367	814,779	4,437,487	939,797
NET ASSETS	$24,014,030	$3,964,945	$16,105,608	$8,570,402

(a)	Subject to certain exceptions, a 2% redemption fee is imposed upon shares redeemed within 14 calendar days of their purchase. See Note 3 in the Notes to the Financial Statements.

See accompanying notes to financial statements.
12

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

STATEMENTS OF OPERATIONS – April 30, 2011 (Unaudited)

	Commonwealth			Commonwealth
	Australia/New	Commonwealth	Commonwealth	Real Estate
	Zealand Fund	Japan Fund	Global Fund	Securities Fund
INVESTMENT INCOME:
Interest income	$ 34,268	$ 52	$ 4,836	$ 6,627
Dividend income, unaffiliated issuers	402,485	42,396	223,372	69,283
Foreign tax withholding	(35,756)	(2,974)	(24,486)	(87)
Total Investment Income	400,997	39,474	203,722	75,823

EXPENSES:
Management fees (Note 4)	84,335	16,627	60,553	33,125
Legal fees	24,432	4,780	17,539	9,668
Administration fees	63,408	12,525	46,250	25,344
Accounting and transfer agent fees	36,223	24,059	22,901	18,140
Distribution fees	28,112	5,542	20,184	11,042
Custodian fees	8,031	758	1,344	1,392
Miscellaneous fees	5,600	1,172	3,850	2,131
Audit fees	11,573	2,303	8,336	4,566
Trustee fees and expenses	17,809	3,099	13,159	7,290
Consulting services fees	10,357	2,052	7,583	4,170
Compliance fees	24,179	4,820	17,593	9,690
Insurance fees	9,360	1,533	6,251	3,457
State registration and filing fees	8,960	7,264	8,411	7,486
Printing and postage fees	17,380	3,899	14,916	8,302
Interest expense	1,176	104	661	—
Total Expenses	350,935	90,537	249,531	145,803
Net Investment Income (Loss)	50,062	(51,063)	(45,809)	(69,980)

REALIZED/UNREALIZED GAIN (LOSS) ON INVESTMENTS, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments, unaffiliated issuers	353,351	16,291	1,853,491	(155,005)
Net realized gain from written options	—	—	—	106,341
Net realized gain on foreign currency transactions	30,933	7,504	—	—
Net change in unrealized appreciation/depreciation on:
Investments, unaffiliated issuers	676,616	(48,199)	640,632	919,715
Investments, affiliated issuers	22,251	—	—	—
Written options	—	—	—	23,277
Foreign currency translations	(21,401)	(1,056)	—	—
Net realized/unrealized gain (loss) from investments, written options and foreign currency transactions	1,061,750	(25,460)	2,494,123	894,328
Net Increase (Decrease) In Net Assets Resulting From Operations	$1,111,812	$(76,523)	$2,448,314	$824,348

See accompanying notes to financial statements.
13

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth		Commonwealth
	Australia/New Zealand Fund		Japan Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2011	October 31,	2011	October 31,
	(Unaudited)	2010	(Unaudited)	2010
OPERATIONS:
Net investment income (loss)	$ 50,062	$ 257,742	$ (51,063)	$ (105,499)
Net realized gain from investments	353,351	359,608	16,291	135,451
Net realized gain (loss) from foreign currency transactions	30,933	(7,603)	7,504	2,969
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	677,466	1,604,651	(49,255)	143,753
Change in net assets resulting from operations	1,111,812	2,214,398	(76,523)	176,674

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:	(370,401)	—	—	—
Change in net assets from distributions	(370,401)	—	—	—

CAPTIAL TRANSACTIONS:
Proceeds from shares issued	3,338,198	7,053,608	1,704,730	1,824,761
Dividends reinvested	347,588	—	—	—
Cost of shares redeemed	(5,388,076)	(13,268,204)	(1,681,675)	(2,416,751)
Redemption fees	342	26	1,237	34
Change in net assets resulting from capital transactions	(1,701,948)	(6,214,570)	24,292	(591,956)
Net decrease in net assets	(960,537)	(4,000,172)	(52,231)	(415,282)

NET ASSETS:
Beginning of period	24,974,567	28,974,739	4,017,176	4,432,458
End of period	$ 24,014,030	$ 24,974,567	$ 3,964,945	$ 4,017,176
Accumulated net investment income (loss)	$ (238,405)	$ 81,934	$ (51,063)	$ —

SHARE TRANSACTIONS:
Issued	312,329	713,167	601,092	668,501
Reinvested	34,969	—	—	—
Redeemed	(525,974)	(1,333,014)	(607,507)	(880,733)
Change in shares	(178,676)	(619,847)	(6,415)	(212,232)

See accompanying notes to financial statements.
14

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

STATEMENTS OF CHANGES IN NET ASSETS

	Commonwealth		Commonwealth
	Global Fund		Real Estate Securities Fund
	Six Months		Six Months
	Ended		Ended
	April 30,	Year Ended	April 30,	Year Ended
	2011	October 31,	2011	October 31,
	(Unaudited)	2010	(Unaudited)	2010
OPERATIONS:
Net investment loss	$(45,809)	$(132,819)	$(69,980)	$(78,741)
Net realized gain (loss) from investments	1,853,491	124,122	(155,005)	(493,246)
Net realized gain (loss) from written options transactions	—	—	106,341	(46,254)
Net change in unrealized appreciation/depreciation on investments and written options	640,632	2,225,804	942,992	2,177,189
Change in net assets resulting from operations	2,448,314	2,217,107	824,348	1,558,948

CAPTIAL TRANSACTIONS:
Proceeds from shares issued	414,278	2,082,124	395,616	995,921
Cost of shares redeemed	(3,332,497)	(2,677,584)	(1,713,176)	(1,681,120)
Redemption fees	1,339	5	974	—
Change in net assets resulting from capital transactions	(2,916,880)	(595,455)	(1,316,586)	(685,199)
Net increase/(decrease) in net assets	(468,566)	1,621,652	(492,238)	873,749

NET ASSETS:
Beginning of period	16,574,174	14,952,522	9,062,640	8,188,891
End of period	$16,105,608	$16,574,174	$8,570,402	$9,062,640
Accumulated net investment income (loss)	$(87,034)	$(41,225)	$(62,390)	$7,590

SHARE TRANSACTIONS:
Issued	24,927	143,630	37,191	108,281
Redeemed	(201,857)	(186,434)	(159,924)	(182,185)
Change in shares	(176,930)	(42,804)	(122,733)	(73,904)

See accompanying notes to financial statements.
15

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

FINANCIAL HIGHLIGHTS

Commonwealth Australia/New Zealand Fund

Selected data for a share outstanding throughout the years indicated:

	For the six
	months ended		For the year	For the year	For the year	For the year	For the year
	4/30/11		ended	ended	ended	ended	ended
	(Unaudited)		10/31/10	10/31/09	10/31/08	10/31/07	10/31/06

Net Asset Value, Beginning of Period	$10.74		$9.84	$10.87	$20.34	$17.44	$16.43
Change in net assets from operations:
Net investment income	0.02		0.08	0.08 (a)	1.04	0.19	0.26
Net realized and unrealized gain (loss) from investments	0.60		0.82	1.95	(8.47)	5.00	1.98
Total from investment activities	0.62		0.90	2.03	(7.43)	5.19	2.24

Distributions
Net investment income	(0.17)		—	(1.80)	(0.60)	(0.06)	(0.48)
Net realized gains	—		—	(1.26)	(1.44)	(2.23)	(0.75)
Total distributions	(0.17)		—	(3.06)	(2.04)	(2.29)	(1.23)
Redemption fees	—	(b)	— (b)	— (b)	—	—	—
Net Asset Value, End of Period	$11.19		$10.74	$9.84	$10.87	$20.34	$17.44
Total return	5.92	%(c)	9.15%	29.09%	(40.25)%	32.60%	14.58%
Net assets at end of period (000’s)	$24,014		$24,975	$28,975	$19,964	$45,443	$35,091

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.12	%(d)	3.24%	3.59%	2.74%	2.55%	2.94	%(e)(f)
Ratio of net investment income to average net assets	0.44	%(d)	1.05%	0.95%	5.67%	1.03%	1.32	%(e)
Portfolio turnover rate	8	%(c)	12%	34%	21%	21%	20%

(a)	Calculated using the average shares method.
(b)	Value is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	In accordance with a requirement of the Securities and Exchange Commissions (“SEC”), the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratios of expenses to average daily net assets and net investment income to average daily net assets, net of fees paid indirectly would have been 2.94% and 1.32%, respectively, for the year ended October 31, 2006.
(f)	The reimbursement of certain interest costs by FCA Corp related to an SEC settlement on November 29, 2006 reduced the expense ratio by 0.01%.

See accompanying notes to financial statements.
16

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

FINANCIAL HIGHLIGHTS

Commonwealth Japan Fund

Selected data for a share outstanding throughout the years indicated:

	For the six
	months ended		For the year	For the year		For the year	For the year	For the year
	4/30/11		ended	ended		ended	ended	ended
	(Unaudited)		10/31/10	10/31/09		10/31/08	10/31/07	10/31/06

Net Asset Value, Beginning of Period	$2.80		$2.69	$2.47		$3.82	$4.33	$4.15

Change in net assets from operations:
Net investment loss	(0.04)		(0.07)	(0.06	)(a)	(0.04)	(0.07)	(0.09)
Net realized and unrealized gain (loss) from investments	0.01		0.18	0.28		(1.31)	0.11	0.32
Total from investment activities	(0.03)		0.11	0.22		(1.35)	0.04	0.23

Distributions
Net realized gains	—		—	—		—	(0.55)	(0.05)
Total distributions	—		—	—		—	(0.55)	(0.05)
Redemption fees	—	(b)	— (b)	—	(b)	—	—	—

Net Asset Value, End of Period	$2.77		$2.80	$2.69		$2.47	$3.82	$4.33

Total return	(1.07	)%(c)	4.09%	8.91%		(35.34)%	1.02%	5.60%
Net assets at end of period (000’s)	$3,965		$4,017	$4,432		$4,905	$8,121	$8,291

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	4.08	%(d)	4.24%	4.56%		3.33%	3.19%	3.20	%(e)(f)
Ratio of net investment loss to average net assets	(2.30	)%(d)	(2.45)%	(2.58)%		(1.36)%	(1.78)%	(1.86	)%(e)
Portfolio turnover rate	11	%(c)	10%	30%		10%	2%	50%

(a)	Calculated using the average shares method.
(b)	Value is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	In accordance with a requirement of the Securities and Exchange Commissions (“SEC”), the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratios of expenses to average daily net assets and net investment income to average daily net assets, net of fees paid indirectly would have been 3.19% and (1.85)%, respectively, for the year ended October 31, 2006.
(f)	The reimbursement of certain interest costs by FCA Corp related to an SEC settlement on November 29, 2006 reduced the expense ratio by 0.15%.

See accompanying notes to financial statements.
17

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

FINANCIAL HIGHLIGHTS

Commonwealth Global Fund

Selected data for a share outstanding throughout the years indicated:

	For the six
	months ended		For the year	For the year		For the year	For the year	For the year
	4/30/11		ended	ended		ended	ended	ended
	(Unaudited)		10/31/10	10/31/09		10/31/08	10/31/07	10/31/06

Net Asset Value, Beginning of Period	$15.44		$13.40	$11.16		$19.97	$17.07	$15.06

Change in net assets from operations:
Net investment income (loss)	(0.06)		(0.12)	(0.10	)(a)	(0.02)	0.04	(0.09)
Net realized and unrealized gain (loss) from investments	2.59		2.16	2.34		(7.60)	3.77	2.47
Total from investment activities	2.53		2.04	2.24		(7.62)	3.81	2.38

Distributions
Net investment income	—		—	—		(0.01)	—	—
Net realized gains	—		—	—		(1.18)	(0.91)	(0.37)
Total distributions	—		—	—		(1.19)	(0.91)	(0.37)
Redemption fees	—	(b)	— (b)	—	(b)	—	—	—
Net Asset Value, End of Period	$17.97		$15.44	$13.40		$11.16	$19.97	$17.07

Total return	16.39	%(c)	15.22%	20.07%		(40.36)%	23.13%	16.04%
Net assets at end of period (000’s)	$16,106		$16,574	$14,953		$13,328	$29,041	$23,525

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.09	%(d)	3.02%	3.40%		2.43%	2.34%	2.72	%(e)
Ratio of net investment income (loss) to average net assets	(0.57	)%(d)	(0.85)%	(0.92)%		(0.12)%	0.27%	(0.55	)%(e)
Portfolio turnover rate	9	%(c)	10%	12%		7%	12%	36%

(a)	Calculated using the average shares method.
(b)	Value is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	In accordance with a requirement of the Securities and Exchange Commissions (“SEC”), the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratios of expenses to average daily net assets and net investment income to average daily net assets, net of fees paid indirectly would have been 2.72% and (0.55)%, respectively, for the year ended October 31, 2006.

See accompanying notes to financial statements.
18

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

FINANCIAL HIGHLIGHTS

Commonwealth Real Estate Securities Fund

Selected data for a share outstanding throughout the years indicated:

	For the six
	months ended		For the year	For the year		For the year	For the year	For the year
	4/30/11		ended	ended		ended	ended	ended
	(Unaudited)		10/31/10	10/31/09		10/31/08	10/31/07	10/31/06

Net Asset Value, Beginning of Period	$10.09		$8.42	$7.56		$14.21	$14.06	$11.85

Change in net assets from operations:
Net investment income (loss)	(0.09)		(0.09)	(0.01	)(a)	(0.08)	0.06	0.04
Net realized and unrealized gain (loss) from investments	1.05		1.76	0.87		(5.45)	0.21	2.28
Total from investment activities	0.96		1.67	0.86		(5.53)	0.27	2.32

Distributions
Net investment income	—		—	—		—	(0.09)	(0.11)
Net realized gains	—		—	—		(0.95)	(0.03)	—	(b)
Return of capital	—		—	—		(0.17)	—	—
Total distributions	—		—	—		(1.12)	(0.12)	(0.11)
Redemption fees	—	(b)	—	—		—	—	—
Net Asset Value, End of Period	$11.05		$10.09	$8.42		$7.56	$14.21	$14.06
Total return	9.51	%(c)	19.83%	11.38%		(41.65)%	1.91%	19.74%
Net assets at end of period (000’s)	$8,570		$9,063	$8,189		$8,190	$15,037	$14,578

Ratios/Supplemental Data:
Ratio of net expenses to average net assets	3.30	%(d)	3.22%	3.71%		2.55%	2.49%	2.87	%(e)
Ratio of net investment income (loss) to average net assets	(1.58	)%(d)	(0.89)%	(0.11)%		(0.66)%	0.41%	0.29	%(e)
Portfolio turnover rate	5	%(c)	21%	5%		13%	20%	8%

(a)	Calculated using the average shares method.
(b)	Value is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	In accordance with a requirement of the Securities and Exchange Commissions (“SEC”), the ratios reflect total expenses prior to the reduction of “fees paid indirectly.” The ratios of expenses to average daily net assets and net investment income to average daily net assets, net of fees paid indirectly would have been 2.86% and 0.30%, respectively, for the year ended October 31, 2006.

See accompanying notes to financial statements.
19

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS - April 30, 2011 (Unaudited)

Note 1 – Organization

Commonwealth International Series Trust (the “Trust”) was organized as a Massachusetts business trust on May 8, 1986, and is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust currently consists of four diversified series: the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Commonwealth Japan Fund (the “Japan Fund”), the Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) (each a “Fund“ and collectively the “Funds”).

Note 2 – Investment Objectives

 Each Fund’s investment objective is to provide long-term capital appreciation and current income. Under normal market conditions, each Fund (other than the Global Fund) invests at least 80% of its assets in the country or asset class specified in its name (i.e., Japan, Australia/New Zealand or Real Estate).

Note 3 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of financial statements for the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A) Valuation of Securities – Each Fund’s assets are valued normally on the basis of market quotations or official closing prices or, if there is no recent last sales price available, reference is made to the last current bid and ask quotation in the principal market in which the securities are normally traded. Equity securities that are traded on the NASDAQ National Market System, for which quotations are readily available, are valued at the official closing price. Debt securities are priced either by using a market quotation or an independent pricing service. The pricing service may use one or more pricing models. Generally, debt instruments with maturities of less than 60 days (short-term debt) are valued at amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies are valued at net asset value. If Fund management determines that market quotations or official closing prices are not readily available or do not accurately reflect the fair value for a security, the fair value of the security or securities will be determined in accordance with procedures established by the Board of Trustees (the “Board”). Fair value prices are generally provided by an independent fair value pricing service. The Funds have instituted a policy whereby fair value prices provided by a pricing service will be utilized if certain conditions are met. For the period ended April 30, 2011, there were several instances where these conditions were met, and as a result, foreign securities in the Australia/New Zealand Fund and the Japan Fund were valued at fair value.

B) Fair Value Measurements – The Funds’ investments have been categorized by tiers dependent upon the various “inputs” used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.).

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of April 30, 2011:

	Level 1 – Quoted Prices		Level 2 – Other Significant Observative Inputs	Total***
Fund	Investment Securities	Other Financial Instruments**	Investment Securities	Investment Securities	Other Financial Instruments**
Australia/New Zealand Fund
Security Type
Common Stocks*	$20,775,207	$—	$—	$20,775,207	$—
Corporate Bonds	—	—	996,621	996,621	—
Preferred Stocks	509,653	—	—	509,653	—
Short Term Investments	724,966	—	—	724,966	—
Total	$22,009,826	$—	$996,621	$23,006,447	$—
Japan Fund
Security Type
Common Stocks*	$3,980,060	$—	$—	$3,980,060	$—
Short Term Investment	—	(29,716)	—	—	(29,716)
Total	$3,980,060	$(29,716)	$—	$3,980,060	$(29,716)
Global Fund
Security Type
Common Stocks*	$14,965,429	$—	$—	$14,965,429	$—
Preferred Stocks
United States	644,120	—	96,940	741,060	—
Corporate Bonds	—	—	199,095	199,095	—
Short Term Investment	165,836	—	—	165,836	—
Total	$15,775,385	$—	$296,035	$16,071,420	$—
Real Estate Securities Fund
Security Type
Common Stocks*	$7,395,176	$—	$—	$7,395,176	$—
Exchange Traded Funds	272,655	—	—	272,655	—
Corporate Bonds	—	—	260,000	260,000	—
Call Options	71,750	—	—	71,750	—
Short Term Investments	562,755	—	—	562,755	—
Total	$8,302,336	$—	$260,000	$8,562,336	$—

*	All sub-categories within Common Stocks represent Level 1 evaluation status.
**	Other Financial instruments include any derivative instruments not reflected in the Schedule of Investments, such as options written and lines of credit.
***	After close of business November 19, 2010, the Pike River Coal Co., Ltd, experienced a catastrophic accident which led to a halted trading status the following business day, November 22, 2010. The Commonwealth Australia/New Zealand Fund held 1,145,295 shares (ticker: PRC) and 350,000 call options (ticker: PRCA) of the Pike River Coal Co., Ltd., on November 19, 2010 (representing 3.4% of the portfolio). From November 22 through December 13, 2010, the Fund fair valued the securities in accordance with the Trust’s fair valuation policies. As of December 13, 2010 both securities have been fair valued at $0.00. During the period ending April 30, 2011, these transactions represent the only significant transfers between each of the three categories.

21

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited) (Continued)

C) Currency Translation – For purposes of determining a Fund’s net asset value, all assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the prevailing market rate on each U.S. business day. The cost of securities is determined by using an exchange rate provided by an independent third party. Income is translated at approximate rates prevailing when accrued. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in the market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

D) Allocations of Expenses – Expenses directly attributable to a Fund are charged directly to that Fund, while expenses which are attributable to more than one Fund, or the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

E) Accounting for Investments – Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Discounts and premiums on bonds purchased are amortized over the life of the bonds (which may include maturity or call date). Interest income and estimated expenses are accrued daily.

F) Federal Income Taxes – It is each Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gain to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required.

Dividends or interest on foreign securities may be subject to the withholding of the country of domicile’s income tax by tax treaty provisions or otherwise. Generally, there are no foreign taxes applicable to the Funds’ capital gains realized on foreign securities in their country of domicile.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2007-2010 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended April 30, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

G) Distributions to Shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions and deferrals of certain losses.

H) Redemption Fees – Redemption fees are applicable to certain redemptions of shares within fourteen calendar days of purchase. The redemption fee is imposed to discourage abusive trading activity, which can have disruptive effects on the Funds’ portfolio management and can increase the Funds’ expenses. The redemption fees are intended to offset, at least partially, portfolio transaction and administrative costs associated with short-term trading. The shareholder will be charged a fee equal to 2.00% of the amount redeemed and will be charged when shares are sold, exchanged or involuntarily redeemed. In determining the applicability of the redemption fee, shares held for the longest period of time will be treated as being sold first and shares held for the shortest period of time as being sold last. For the period ended April 30, 2011, the Australia/New Zealand Fund, Japan Fund, Global Fund, and Real Estate Fund had contributions to capital due to redemption fees in the amount of $342, $1,237, $1,339 and $974, respectively.

I) Option Accounting Principles – When a Fund sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is purchased (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the liability related to such option contract is eliminated. When a call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.

22

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited) (Continued)

When a Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

J) Forward Currency Contracts – Forward currency transactions may be undertaken to hedge against possible variations in the foreign exchange rates between the U.S. dollar and foreign currencies. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked-to-market daily and the change in the market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably. Other risks of forward currency transactions include failing to achieve expected benefit, markets moving in a direction that the Funds did not expect, a Fund’s inability to be able to close out its position in the hedging instrument, and political and social unrest and the possibility of negative governmental actions. As of April 30, 2011, the Funds held no foreign currency contracts.

K) Repurchase Agreements – In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian bank takes possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral value by the Funds may be delayed or limited.

L) Use of Estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and these differences could be material.

Note 4 – Related Party Transactions and Other Arrangements

A) Investment Advisor – The Trust, on behalf of each Fund, has retained FCA Corp (“FCA”) as the Funds’ investment advisor. Under each Fund’s Investment Advisory Agreement, FCA is paid a monthly fee based on the average daily net assets at the annual rate of 0.75%. Certain officers of the Trust are also officers of FCA.

B) Administration, Fund Accounting and Transfer Agent – UMB Fund Services, Inc. (“UMB”) serves as the administrator, transfer agent and fund accountant to the Funds. For these services UMB receives fees computed at an annual rate of the daily net assets of the Funds, subject to a minimum annual contractual fee. An officer of the Trust also is an employee of UMB, but is paid no fees directly by the Funds for serving as an officer of the Trust.

C) Distribution – UMB Distribution Services, LLC, serves as the principal underwriter for the shares of each Fund of the Trust and receives an annual contractual fee. UMB Distribution Services, LLC is an affiliate of UMB.

Each Fund has adopted a Service and Distribution Plan (each a “Plan”) pursuant to Rule 12b-1 under the Act, whereby up to 0.35% of the Fund’s assets may be used to reimburse the Distributor for costs and expenses incurred in connection with the distribution and marketing of shares of the Fund and the servicing of Fund shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses, marketing literature, and costs of personnel involved with the promotion and distribution of the Fund’s shares. These amounts are disclosed on the Statement of Operations under Distribution fees. While the plans permit each Fund to pay up to 0.35% of its average daily net assets to reimburse for certain expenses in connection with the distribution of its shares, the Board of Trustees has currently authorized each Fund to pay out only 0.25% under its Plan. If the Trustees’ intention changes on this matter, the Funds will amend or supplement their prospectus. Out of the foregoing amount, each Fund is permitted to pay up to an aggregate of 0.25% of its average daily net assets to reimburse for certain shareholder services.

D) Legal Counsel – The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law Group, serves as legal counsel to the Trust. John Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively & Associates, Inc., but he receives no direct compensation from the Trust or the Funds for serving as an officer of the Trust.

23

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited) (Continued)

Note 5 – Investments in Affiliates

The Global Fund may invest a portion of its assets in the remaining three funds in the Trust. The Funds are considered to be affiliated under the Act because they have the same investment advisor. When computing both the advisory fee and the Rule 12b-1 fee for the Global Fund, average daily net assets are reduced by Fund assets invested in the affiliated funds. There were no affiliated holdings for the Global Fund during the period.

A company is considered an affiliate of a Fund under the Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The Australia/New Zealand Fund’s holding below is shown in its Schedule of Investments. Further detail on this holding during the period ended April 30, 2011 appears below:

Security Held	Percentage of Ownership	Shares 10/31/10	Shares 4/30/11	Fair Value 10/31/10	Cost of Purchases	Cost of Sales	Change in Appreciation/ Depreciation	Fair Value 4/30/11	Dividend Income	Realized Gain (Loss)
Mowbray
Collectables Ltd.	7.36%	821,593	821,593	$469,757	—	—	$22,251	$492,008	$—	$—

Note 6 – Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term securities) by the Funds for the period ended April 30, 2011 were as follows:

	Purchases	Sales
Australia/New Zealand Fund	$1,785,308	$3,794,127
Japan Fund	483,869	451,441
Global Fund	1,367,422	4,039,888
Real Estate Securities Fund	435,076	898,042

Note 7 – Financial Instruments with Off-Balance Sheet Risk

In the ordinary course of trading activities, certain of the Funds trade and hold certain fair-valued derivative contracts. Such contracts include forward currency contracts, where the Funds would be obligated to buy currency at specified prices, and written put and call options, where the Funds would be obligated to purchase or sell securities at specified prices (i.e., the options are exercised by the counterparties). The maximum payout for the put option contracts is limited to the number of contracts written and the related strike prices, respectively. The maximum payout for the written call option contracts is limited only by how high the underlying securities strike price rises. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. A call option gives the holder the right to buy the underlying stock from the writer at a specified price within a fixed period of time. Therefore, the securities held by the Fund against which options are written may not be traded and are held in escrow by the custodian. Written option activity for the period ended April 30, 2011 was as follows:

Commonwealth Real Estate Securities Fund	Number of Options	Amount of Proceeds
Options outstanding at October 31, 2010	360	$96,974
Options written	92	13,063
Options expired	(35)	(16,858)
Options exercised	(287)	(42,006)
Options covered	(130)	(51,173)
Options outstanding at April 30, 2011	0	$0

At April 30, 2011, the Commonwealth Funds had no outstanding written options.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited) (Continued)

Note 8 – Derivatives

The Funds’ use of derivatives for the period ended April 30, 2011 was limited to writing options and foreign exchange contracts. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds.

Fund/Financial Instrument Type	Location of Gain (Loss) on Derivatives Recognized in Income	Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Australia/New Zealand Fund
Foreign Exchange Contracts	Net realized gain on foreign currency transactions	$ 30,933	$—
	Net change in unrealized appreciation/depreciation on foreign currency translations	—	(21,401)
Japan Fund
Foreign Exchange Contracts	Net realized gain on foreign currency transactions	7,504	—
	Net change in unrealized appreciation/depreciation on foreign currency translations	—	(1,056)
Real Estate Securities Fund
Equity Contracts	Net realized gain from written options transactions	106,341	—
	Net change in unrealized appreciation/depreciation on written options	—	23,277

Note 9 – Tax Matters

As of October 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Australia/New Zealand Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Undistributed ordinary income	$370,335	$—	$—	$—
Undistributed long-term capital gains	—	—	—	—
Tax accumulated earnings	370,335	—	—	—
Accumulated capital and other losses	(1,807,050)	(931,507)	(88,477)	(740,888)
Unrealized appreciation (depreciation) on investments	4,208,209	862,629	3,755,626	(41,328)
Unrealized appreciation (depreciation) on foreign currency	48,205	1,405	—	—
Total accumulated earnings (deficit)	$2,819,699	$(67,473)	$3,667,149	$(782,216)

At April 30, 2011, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Australia/New Zealand Fund	Japan Fund	Global Fund	Real Estate Securities Fund
Gross unrealized appreciation	$7,096,094	$1,131,238	$5,019,015	$1,512,164
Gross unrealized depreciation	(1,937,403)	(316,808)	(581,528)	(616,216)
Net unrealized appreciation on foreign currency translations	26,803	349	—	—
Net unrealized appreciation (depreciation)	$5,185,494	$814,779	$4,437,487	$895,948
Cost of investments	$17,847,756	$3,165,630	$11,633,933	$7,666,388

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

25

C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited) (Continued)

The tax character of distributions paid during the tax years ended October 31, 2010 and 2009 were as follows:

	Australia/New						Real Estate
	Zealand Fund		Japan Fund		Global Fund		Securities Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
	2010	2009	2010	2009	2010	2009	2010	2009
Distributions paid from:
Ordinary Income	$—	$3,157,460	$—	$—	$—	$—	$—	$—
Net long-term capital gains	—	2,209,536	—	—	—	—	—	—
Total distributions paid	—	5,366,996	—	—	—	—	—	—

As of October 31, 2010, the following funds had net capital loss carryforwards which are available to offset future net capital gains, if any:

	Australia/New			Real Estate
	Zealand Fund	Japan Fund	Global Fund	Securities Fund
For losses expiring October 31,
2016	$ —	$109,439	$ 7,876	$246,995
2017	1,807,050	822,068	80,601	—
2018	—	—	—	493,893
	$1,807,050	$931,507	$88,477	$740,888

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended October 31, 2010, the Australia/New Zealand Fund, Japan Fund and Global Fund utilized $253,978, $135,451 and $124,126, respectively, of their capital loss carryovers.

Note 10 – Revolving Credit Agreement

The Trust has entered into a Revolving Credit Agreement (the “Agreement”) with Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Trust, a line of credit facility under which the Bank may make loans to the Trust on behalf of the Funds from time to time in an amount up to $10,000,000 as a temporary measure for extraordinary or emergency purposes based on instructions received from an authorized representative of the Trust. The Trust shall not at any time incur borrowings with respect to the Funds such that the aggregate loans then outstanding under the line of credit facility would exceed $10,000,000. Such borrowings are also limited by the Act, which permits a Fund to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. Each Fund is also permitted, consistent with the Act, to borrow, and pledge its shares to secure such borrowings, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by the Fund from a bank. Any principal balance outstanding shall bear interest at the Federal Funds Rate in effect at that time plus 1.50%.

The average amounts of borrowings for the days on which the Funds borrowed and the average interest rate on those borrowings by the Funds during the period ended April 30, 2011 were as follows:

	Average Principal	Average Interest Rate
Australia/New Zealand Fund	$288,754	1.67%
Japan Fund	120,670	1.60%
Global Fund	389,319	1.65%

During the period ended April 30, 2011 the Real Estate Securities Fund had no borrowings under the Agreement. The Japan Fund had $29,716 in borrowings outstanding under the Agreement as of April 30, 2011.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

NOTES TO FINANCIAL STATEMENTS – April 30, 2011 (Unaudited) (Continued)

Note 11 – Contractual Obligations

Under the Funds organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

Note 12 – Concentration of Market Risk

The Australia/New Zealand Fund has a majority of its investments in securities issued by Australian and New Zealand issuers and the Japan Fund invests primarily in securities of Japanese issuers. Investing in companies from specific geographic regions, such as Australia, New Zealand or Japan, may pose additional risks inherent to a region’s economic and political situation. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, many of the investments in Australia, New Zealand or Japan are denominated in foreign currencies. As a result, changes in the values of these currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These events may happen separately from, and in response to, events that do not otherwise affect the values of the securities in the issuers’ home countries.

A large portion of investments held by the Real Estate Securities Fund are considered investments in the real estate sector of the market, which may include REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income and maintaining their exemption from registration under the Act. Investing in a single market sector may be riskier than investing in a variety of market sectors.

Note 13 – Legal Matters

On October 22, 2010, Edward S. Weisfelner, as Trustee of the LP Creditor Trust, filed a suit (the “Creditor Trust Action”) in the Supreme Court of the State of New York in the county of New York against, among numerous other defendants, the Trust’s custodian (the “Custodian”) as a record holder of shares of Lyondell Chemical Company (“Lyondell”). On or about December 1, 2010, the Creditor Trust Action was removed to the United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”). On or about December 23, 2010, Edward S. Weisfelner, as Litigation Trustee for the LB Litigation Trust (in his capacities as Trustee of the LP Creditor Trust and as Litigation Trustee for the LB Litigation Trust, the “Plaintiff”), filed a suit (the “Litigation Trust Action” and, with the Creditor Trust Action, the “Recovery Actions”) in the Bankruptcy Court against, among numerous other defendants, the Custodian as a record holder of shares of Lyondell. Among the shares alleged to have been held by the Custodian were 10,000 shares for which the Commonwealth Global Fund (the “Global Fund”) was a beneficial shareholder. Neither the Trust, nor the Global Fund has been named or identified in either of the Recovery Actions at the time this Semi-Annual Report was being produced. Generally, the Plaintiff’s claims allege that a merger transaction, which closed on December 20, 2007, in which the Global Fund and the other shareholders of Lyondell disposed of their positions in Lyondell caused Lyondell to be insolvent and ultimately resulted in Lyondell filing for bankruptcy protection. Lyondell sought bankruptcy protection in cases filed on January 6, 2009 and April 24, 2009. The Plaintiff’s claims further allege that, under various theories under state law, the transaction constituted a fraudulent transfer. The Plaintiff is seeking to set aside and recover the entire amount of the transfer, which is alleged to be approximately $5.9 billion. The Global Fund’s proceeds from the transaction amounted to $479,700. At the time that this Semi-Annual Report was being produced, the Recovery Actions are in the very early stages. In the Creditor Trust Action, the Custodian joined in a motion to dismiss the complaint, filed on January 11, 2011. The Plaintiff filed opposition papers on March 25, 2011, and the Custodian joined in a reply to the Plaintiff’s opposition on April 15, 2011. At the time this Semi-Annual Report was being produced, the Bankruptcy Court heard oral argument on the motion to dismiss on May 12, 2011. The Bankruptcy Court has not ruled on the motion. In the Litigation Trust Action, the Custodian joined in a motion to dismiss the complaint, filed on April 7, 2011. The Plaintiff filed opposition papers on May 23, 2011, and the Custodian joined in a reply to the Plaintiff’s opposition on June 13, 2011. The Bankruptcy Court will hear oral argument on the motion to dismiss on July 12, 2011. The Trust intends to participate in the defense of this case to the extent the Board of Trustees determines that such participation is in the best interest of the Global Fund’s shareholders.

Note 14 – Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds’ through the date that the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

ADDITIONAL INFORMATION – April 30, 2011 (Unaudited)

Table of Shareholder Expenses
As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 through April 30, 2011.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/10	4/30/11	11/1/10 – 4/30/11	11/1/10 – 4/30/11
Australia/New Zealand Fund	$1,000.00	$1,059.20	$15.92	3.12%
Japan Fund	1,000.00	989.30	20.14	4.08%
Global Fund	1,000.00	1,163.90	16.58	3.09%
Real Estate Securities Fund	1,000.00	1,095.10	17.15	3.30%

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/10	4/30/11	11/1/10 – 4/30/11	11/1/10 – 4/30/11
Australia/New Zealand Fund	$1,000.00	$1,009.53	$15.54	3.12%
Japan Fund	1,000.00	1,004.75	20.29	4.08%
Global Fund	1,000.00	1,009.68	15.40	3.09%
Real Estate Securities Fund	1,000.00	1,008.63	16.44	3.30%

*
Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181 (the number of days in the most recent fiscal half-year) divided by 365 (the number of days in the fiscal year) to reflect the one-half year period.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888-345-1898, and on the Commissions website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 888-345-1898, and on the Commission’s website at http://www.sec.gov.

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

APPROVAL OF THE RENEWAL OF INVESTMENT ADVISORY AGREEMENTS — April 30, 2011 (Unaudited)

FCA Corp (“the Advisor”) supervises the investments of the following series portfolios (each may be referred to herein as a “Fund” or collectively as the “Funds”) of the Commonwealth International Series Trust (the “Trust”): the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”), the Commonwealth Japan Fund (the “Japan Fund”), The Commonwealth Global Fund (the “Global Fund”) and the Commonwealth Real Estate Securities Fund (the “Real Estate Fund”) pursuant to Investment the Advisory Agreements (each an “Agreement” and collectively, the “Agreements”) between the Advisor and the Trust with respect to each Fund. At the quarterly meeting of the Board of Trustees (the “Board”) of the Trust that was held on March 23-24, 2011 the Trustees, including a majority of the trustees who are not parties to the Agreements or interested persons of any party to any of the Agreements (the “Independent Trustees”), unanimously approved the renewal of the Agreements for another one year term.

In considering whether to approve the renewal of the Agreements, the Trustees considered factors that they deemed reasonable, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds; (iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Funds; (iv) the extent to which economies of scale would be realized if the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process. The Board, acting directly or through its committees, requested and was provided with information and reports relevant to the annual renewal of each Agreement, including: (i) reports regarding the services and support provided to the Funds and their shareholders by the Advisor; (ii) quarterly assessments of the investment performance of the Funds by personnel of the Advisor; (iii) commentary on the reasons for the performance; (iv) presentations by the Funds’ portfolio managers addressing the Advisor’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Funds and the Advisor; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Advisor; (vii) information on relevant developments in the mutual fund industry and how the Funds and/or the Advisor are responding to them; and (viii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving each of the Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Advisor, including financial information, a description of personnel and the services provided to each Fund, information on investment advice, performance, summaries of fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Funds; (iii) the anticipated effect of size on the Funds’ performance and expenses; and (iv) benefits to be realized by the Advisor from its relationship with the Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have afforded different weight to the various factors that are specifically required to be consider for purposes of disclosure in the Funds’ next set of financial statements.

Nature, Extent and Quality of the Services Provided by the Advisor
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under each Agreement. The Trustees reviewed the services being provided by the Advisor to each Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Funds among the service providers and the Independent Trustees; and its efforts to promote the Funds and grow each Fund’s assets. The Trustees noted the Advisor’s continuity of, and commitment to retain, qualified personnel and the Advisor’s commitment to maintain and enhance its resources and systems; the Advisor’s creativity in responding to difficult situations; the commitment of the Advisor’s personnel to finding alternatives and options that allow the Funds to maintain their goals; and the Advisor’s continued cooperation with the Independent Trustees, the chief compliance officer and Counsel for the Funds. The Trustees evaluated the Advisor’s personnel, including the education and experience of the Advisor’s personnel. The Trustees noted that several of the officers of the Trust, including the principal executive officer and president for the Trust were employees of the Advisor, and they served the Trust without additional compensation. The Trustees noted the efforts of the Advisor in their formulation of a marketing plan for the Funds and their presentation of such plan at this meeting. The Board also noted the Advisor’s efforts to reduce expenses by arranging for new service provider arrangements for the Funds during the prior year. After reviewing the foregoing information and further information in the materials provided by the Advisor (including the Advisor’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

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APPROVAL OF THE RENEWAL OF INVESTMENTADVISORYAGREEMENTS — April 30, 2011 (Unaudited) (Continued)

Investment Performance of the Funds and the Advisor
In considering the investment performance of the Funds and the Advisor, the Trustees compared the short and long-term performance of each Fund with the performance of funds with similar objectives managed by other investment advisors, as well as with aggregated peer group data. The Trustees also considered the consistency of the Advisor’s management of the Funds with the investment objectives and policies. The Trustees considered that the Advisor did not have other accounts that were managed in a manner similar to any of the Funds. With respect to the Australia/New Zealand Fund, the Trustees indicated their belief that the investment strategy of that Fund made it difficult to compare the investment performance of that Fund to other mutual funds. The Trustees noted that there were no other registered investment companies that the Advisor was able to identify that had the same investment objective and strategies as the Australia/New Zealand Fund. Nonetheless, the Trustees noted the overall relative performance that the Fund had experienced on a short and long-term basis in comparison to its benchmark indexes. With respect to the Japan Fund, the Trustees noted that the performance of that Fund was above its peer group categories in the short-term and underperformed its peer group categories on a longer term period. The Trustees expressed the view that it was important to continue monitoring the long-term performance of the Fund. With respect to the Global Fund, the Trustees noted that the Fund had underperformed its category in the short-term but outperformed its category average for the 3-year and 5-year return periods. Finally, with respect to the Real Estate Securities Fund, the Trustees noted that the Fund’s performance in the short-term was generally below the category average while longer term performance was at or above the category average when factoring in the Fund’s expense ratio. After reviewing and discussing the short and long-term investment performance of the Funds further, the Advisor’s experience managing the Funds, the Advisor’s historical investment performance, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of each of the Funds and the Advisor was satisfactory.

Costs of the Services to be Provided and Profits to be Realized by the Advisor
In considering the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Funds, the Trustees considered: (1) the Advisor’s financial condition and the level of commitment to the Funds and the Advisor by the principals of the Advisor; (2) the asset level of the Funds; (3) the overall expenses of the Funds; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Advisor regarding its profits associated with managing the Funds. The Trustees also considered potential benefits for the Advisor in managing the Funds. The Trustees then compared the fees and expenses of the Funds (including the management fee) to other comparable mutual funds. The Trustees noted that while the Funds’ advisory fees were in line with other funds, the Funds’ total expenses were above the expense levels of the other identified comparable funds (the Global Fund, which had the highest expenses of its identified peer group). The Trustees noted that the relatively smaller asset levels of the Funds limited meaningful comparisons with other funds. The Trustees concluded that given the very small asset levels of the Funds, it would be difficult for any advisor to operate the Funds at average cost levels and that the Advisor had put forth significant and reasonable efforts to control the operating expenses of the Funds. The Trustees noted the Advisor’s efforts to manage the expenses of the Funds. The Board concluded that although Fund expenses were higher than peer averages, such expenses were justified and unavoidable given the complex regulatory requirements, the unique composition of the Funds, and most importantly, the relatively small levels of assets in each of the Funds. Based on the foregoing, the Board concluded that the fees to be paid to the Advisor by the Funds and the profits to be realized by the Advisor, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

Economies of Scale
The Board next considered the impact of economies of scale on the Funds’ size and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors. The Trustees noted that while the management fee for the Funds would remain the same at all asset levels, the Funds’ shareholders could benefit from economies of scale under the Funds’ agreements with service providers other than the Advisor if applicable asset levels are attained by the Funds. In light of its ongoing consideration of the Funds’ asset levels, expectations for growth in the Funds, and fee levels, the Board determined that the Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

The Advisor’s Practices Regarding Brokerage and Portfolio Transactions
In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s practice for seeking best execution for each Fund’s portfolio transactions. The Trustees also considered the portfolio turnover rate for the Funds, and they considered the Advisor’s practices with respect to allocating portfolio business to broker-dealers who provide research, statistical, or other services — this latter assessment included consideration of whether the higher rates are reasonable in relation to the value of the services provided. The Trustees considered the process by which evaluations are made of the overall reasonableness of commissions paid and the method and basis for selecting and evaluating the broker-dealers used by the Advisor. The Trustees noted that in selecting broker-dealers to execute portfolio transactions, the Advisor considers a variety of factors including, among others, the price of the security, the rate of the commission, the size and difficulty of the order, the firm’s reliability, integrity, quality of execution, and operational capabilities, and research provided by the firm. The Trustees also considered the extent

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C O M M O N W E A L T H INTERNATIONAL SERIES TRUST	SEMI-ANNUAL REPORT 2011

APPROVAL OF THE RENEWAL OF INVESTMENTADVISORYAGREEMENTS — April 30, 2011 (Unaudited) (Continued)

to which the foregoing services benefit other accounts advised by the Advisor and the extent to which such services enable the Advisor to avoid expenses that it otherwise would be required to bear under the Agreements with the Funds. After further review and discussion, the Board determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

Advisor’s Practices Regarding Possible Conflicts of Interest
In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Funds; the basis for soft dollar payments with broker-dealers; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; and the substance and administration of the Advisor’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Advisor’s potential conflicts of interest. Based on the foregoing, the Board determined that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, approved the renewal of the Agreements for the Funds.

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Notes

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable.

(a)	(2) Certifications required pursuant to Section 30a-2(a) of the Act are attached hereto.

(a)	(3) Not applicable.

(b)	Certifications pursuant to Section 30a-2(b) of the Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Commonwealth International Series Trust

/s/ Robert W. Scharar

By: Robert W. Scharar
President
June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert W. Scharar

By: Robert W. Scharar
President
(Principal Executive Officer)
June 21, 2011

/s/ Terrance P. Gallagher

By: Terrance P. Gallagher
Treasurer
(Principal Financial Officer)
June 21, 2011